Organization (Details) ¥ in Thousands									6 Months Ended	12 Months Ended
		Jun. 16, 2026 $ / shares	Dec. 27, 2025	Dec. 22, 2025 CNY (¥)	May 21, 2025	Jan. 31, 2025 CNY (¥)	Jan. 02, 2025 CNY (¥)	Dec. 27, 2023 shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Apr. 29, 2026 $ / shares	Dec. 22, 2025 $ / shares shares	Jan. 02, 2025 $ / shares shares	Oct. 31, 2024 $ / shares
Organization [Line Items]
Date of incorporation									Apr. 10, 2007
Total consideration | ¥				¥ 2,000			¥ 1,000
Reverse share split		1-for-20 reverse share split	1-for-90 reverse share split		1-for-400 reverse share split
Guangdong Meidiya Investment Co., Ltd. [Member]
Organization [Line Items]
Cash consideration (in Yuan Renminbi) | ¥						¥ 30,240
Percentage of equity interests						100.00%
Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. [Member]
Organization [Line Items]
Percentage of equity interests						44.70%
Sale of shares								71,029
MAASE Inc. [Member]
Organization [Line Items]
Percentage of equity interests												65.49%	51.01%
Highest Performances Holdings Inc. [Member]
Organization [Line Items]
Percentage of equity interests								50.07%
Sale of shares								3,156,814
Class B Ordinary Shares [Member]
Organization [Line Items]
Sale of shares										125,000
Ordinary shares, issued (in Shares)	[1]								250,000	375,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.002							$ 0.002 [1]	$ 0.4 [1]	$ 0.002			$ 0.001
Class B Ordinary Shares [Member] | Infinew Limited [Member]
Organization [Line Items]
Ordinary shares, issued (in Shares)													61,250
Expansion Group Ltd [Member]
Organization [Line Items]
Number of percentage									4.05%
Equity interests									80.87%
Expansion Group Ltd [Member] | Class B Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares, issued (in Shares)												250,000	125,000
Guangdong Meidiya Investment Co., Ltd. [Member]
Organization [Line Items]
Equity interests						100.00%
MAASE Inc. [Member] | Class B Ordinary Shares [Member]
Organization [Line Items]
Equity interests												23.88%	51.67%
Ordinary shares, issued (in Shares)													63,750
MAASE Inc. [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 8	$ 8

[1]	The number of shares as of December 31, 2025 is retrospectively restated for the 1-for-20 reverse share split effected on June 16, 2026.